Net Impact of Effective Portion of Derivatives Designated as Cash Flow Hedges on Accumulated Other Comprehensive Income (Loss) in Statement of Financial Performance (Detail) (USD $)
In Millions, unless otherwise specified
	6 Months Ended				12 Months Ended
	Jul. 28, 2012		Jul. 30, 2011		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Derivative Instruments [Line Items]
Other comprehensive income (loss)	$ 0		$ (1)		$ (2)	$ 15	$ 10
Interest Rate Contracts | Cash flow hedging
Derivative Instruments [Line Items]
Beginning balance	(2)		0		0	(15)	(25)
Derivative loss - Interest Rate Contracts	0	[1]	(1)	[1]	(2)	(5)	(13)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) - effective portion - Interest Rate Contracts					0	20	23
Other comprehensive income (loss)					(2)	15	10
Ending balance	(2)		(1)		(2)	0	(15)
Interest Rate Contracts | Cash flow hedging | Parent company
Derivative Instruments [Line Items]
Beginning balance			1		1	(19)	(29)
Derivative loss - Interest Rate Contracts					0	0	(14)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) - effective portion - Interest Rate Contracts					0	20	24
Other comprehensive income (loss)					0	20	10
Ending balance					$ 1	$ 1	$ (19)

[1]	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense were nominal for the twenty-six weeks ended July 28, 2012 and July 30, 2011.